FAIR VALUE (Details 2) (Contingent consideration, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Contingent consideration
Movement of the balances of financial (liabilities) measured at fair value on a recurring basis based on Level 3 inputs
Balance at the beginning of the period	$ (18,552)
Initial recognition of contingent consideration in connection with business acquisitions	(9,509)
Change in fair value of contingent considerations	346
Settlement of contingent consideration	5,452
Exchange difference	(6)
Balance at the end of the period	$ (22,269)